Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component of Operating Other Cost and Expense [Line Items]
Total rental expense	$ 237,000,000	$ 281,000,000	$ 305,000,000
Commitments And Contingencies (Textuals) [Abstract]
Range of possible loss, minimum	0
Range of possible loss, maximum	360,000,000
Contingent obligations with co-brand partners	1,000,000,000
Amount of rentals subject to subleasing arrangements	34,000,000
Future minimum payments on capital leases due, in 2015	4,000,000
Future minimum payments on capital leases due, in 2016	4,000,000
Future minimum payments on capital leases due, in 2017	4,000,000
Future minimum payments on capital leases due, in 2018	4,000,000
Future minimum payments on capital leases due, in 2019	4,000,000
Future minimum payments on capital leases due, thereafter	$ 19,000,000